Reconciliation of Effective Income Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Reconciliation of Effective Income Tax Rate [Line Items]
U.S. federal statutory rate	35.00%	35.00%	35.00%
State income taxes, net of federal benefit and other	3.00%	3.30%	2.50%
Tax effects on foreign income	(1.00%)	(1.30%)	(0.80%)
Effective income tax rate attributable to Watsco, Inc.	37.00%	37.00%	36.70%
Taxes attributable to noncontrolling interest	(6.40%)	(7.70%)	(8.30%)
Effective income tax rate	30.60%	29.30%	28.40%